Interim Condensed Consolidated Statements of Changes in Equity (Unaudited)	Share capital MYR (RM)	Capital reserves MYR (RM)	Foreign exchange reserves MYR (RM)	Retained earnings MYR (RM)	Total MYR (RM)	Non- controlling interests MYR (RM)	MYR (RM)	USD ($)
Balance at Dec. 31, 2021	RM 220,000	RM 6,532,566		RM 12,981,936	RM 19,734,502	RM (371,259)	RM 19,363,243
Profit for the period				13,568,156	13,568,156	195,022	13,763,178
Other comprehensive loss				(4,199,770)	(4,199,770)		(4,199,770)
Total comprehensive income for the period				9,368,386	9,368,386	195,022	9,563,408
Issuance of share capital	2,615,477				2,615,477		2,615,477
Balance at Jun. 30, 2022	2,835,477	6,532,566		22,350,322	31,718,365	(176,237)	31,542,128
Balance at Jun. 30, 2023	37,069,050	6,532,560	1,272,834	27,459,238	72,333,682	(2,790,507)	69,543,175	$ 14,898,172
Balance at Dec. 31, 2022	13,127,427	6,532,560		6,255,851	25,915,838	(1,641,324)	24,274,514
Profit for the period				21,203,387	21,203,387	(1,149,183)	20,054,204	4,296,194
Exchange differences on translating foreign operations			1,272,834		1,272,834		1,272,834
Other comprehensive loss
Total comprehensive income for the period			1,272,834	21,203,387	22,476,221	(1,149,183)	21,327,038	4,568,872
Issuance of ordinary shares in initial public offering, net of issuance costs	16,939,389				16,939,389		16,939,389
Issuance of ordinary shares via share-swap arrangement	7,002,234				7,002,234		7,002,234
Balance at Jun. 30, 2023	RM 37,069,050	RM 6,532,560	RM 1,272,834	RM 27,459,238	RM 72,333,682	RM (2,790,507)	RM 69,543,175	$ 14,898,172